Leases	12 Months Ended
Dec. 31, 2023
Leases
Leases

24.Leases

The Company leases land, buildings and improvements, machinery and equipment, as well as IT- and office equipment under various lease agreements.

Leasing in the consolidated statements of income

The following table shows the effects from lease agreements on the consolidated statements of income for the year ended December 31, 2023, 2022 and 2021:

Leasing in the consolidated statements of income
in € THOUS
	2023	2022	2021
Depreciation on right-of-use assets	700,671	746,471	690,476
Impairments on right-of-use assets	25,486	27,646	18,696
Expenses relating to short-term leases	59,327	52,420	44,923
Expenses relating to leases of low-value assets	22,188	17,421	23,177
Expenses relating to variable lease payments	10,465	13,803	12,158
Income from subleasing right-of-use assets	3,655	3,340	3,119
Interest expense on lease liabilities	148,789	151,317	143,160

For information regarding leases with related parties, see note 6 b).

Leases in the consolidated balance sheets

At December 31, 2023 and 2022, the acquisition costs and the accumulated depreciation of right-of-use assets consisted of the following:

Acquisition costs
in € THOUS
		Foreign	Changes in
	January 1,	currency	consolidation				December 31,
	2023	translation	group	Additions	Reclassifications	Disposals	2023

Right-of-use assets: Land	38,880	(2)	(78)	3,853	(106)	(1,345)	41,202
Right-of-use assets: Buildings and improvements	6,610,406	(224,345)	(5,946)	482,714	(192,024)	(113,627)	6,557,178
Right-of-use assets: Machinery and equipment	330,900	(11,471)	15	74,628	(38,713)	(31,192)	324,167
Right-of-use assets	6,980,186	(235,818)	(6,009)	561,195	(230,843)	(146,164)	6,922,547

Acquisition costs
in € THOUS
		Foreign	Changes in
	January 1,	currency	consolidation				December 31,
	2022	translation	group	Additions	Reclassifications	Disposals	2022

Right-of-use assets: Land	38,094	283	—	1,922	—	(1,419)	38,880
Right-of-use assets: Buildings and improvements	5,952,476	261,708	(15,928)	492,086	(4,122)	(75,814)	6,610,406
Right-of-use assets: Machinery and equipment	389,894	21,241	—	37,508	(43,747)	(73,996)	330,900
Right-of-use assets	6,380,464	283,232	(15,928)	531,516	(47,869)	(151,229)	6,980,186

Accumulated depreciation and impairment
in € THOUS
		Foreign	Changes in
	January 1,	currency	consolidation		Impairment			December 31,
	2023	translation	group	Additions	loss	Reclassifications	Disposals	2023

Right-of-use assets: Land	14,741	(4)	(78)	4,150	33	(43)	(1,056)	17,743
Right-of-use assets: Buildings and improvements	2,533,636	(93,661)	(1,121)	663,148	25,370	(50,221)	(79,972)	2,997,179
Right-of-use assets: Machinery and equipment	244,683	(7,946)	15	33,374	83	(5,312)	(28,513)	236,384
Right-of-use assets	2,793,060	(101,611)	(1,184)	700,672	25,486	(55,576)	(109,541)	3,251,306

Accumulated depreciation and impairment
in € THOUS
		Foreign	Changes in
	January 1,	currency	consolidation		Impairment			December 31,
	2022	translation	group	Additions	loss	Reclassifications	Disposals	2022

Right-of-use assets: Land	11,344	5	—	4,374	217	—	(1,199)	14,741
Right-of-use assets: Buildings and improvements	1,804,045	71,885	(6,300)	684,277	27,249	251	(47,771)	2,533,636
Right-of-use assets: Machinery and equipment	248,635	13,076	—	57,820	180	(3,465)	(71,563)	244,683
Right-of-use assets	2,064,024	84,966	(6,300)	746,471	27,646	(3,214)	(120,533)	2,793,060

Book value
in € THOUS
	December 31,	December 31,
	2023	2022
Right-of-use assets: Land	23,459	24,139
Right-of-use assets: Buildings and improvements	3,559,999	4,076,770
Right-of-use assets: Machinery and equipment	87,783	86,217
Right-of-use assets	3,671,241	4,187,126

Depreciation expense is allocated within costs of revenue, selling, general and administrative and R&D expenses, depending upon the area in which the asset is used.

Impairment losses are allocated within costs of revenue, selling, general and administrative and R&D expenses, depending upon the area in which the asset is used, or are included within other operating expense in certain instances when the corresponding assets have been identified as strategic transactions and/or programs.

For a maturity analysis of lease liabilities see note 26.

Leasing in the consolidated statements of cash flows

Total cash outflows from leases were €965,486 for the year ended December 31, 2023 (December 31, 2022 and 2021: €1,013,913 and €921,988, respectively).

Leases that the Company entered into as a lessee that have not yet begun as of December 31, 2023 will result in future cash outflows of €109,012 (December 31, 2022 and 2021: €133,367 and €118,929, respectively).

Potential future cash outflows resulting from purchase options of €16,548 and €30,309 were not reflected in the measurement of the lease liabilities as of December 31, 2022 and 2021, respectively, as the exercise of the respective options was not reasonably certain. In 2023, there were no potential future cash outflows resulting from purchase options.

Potential future cash outflows resulting from extension options of €7,213,730 were not reflected in the measurement of the lease liabilities as of December 31, 2023, as the exercise of the respective options is not reasonably certain (December 31, 2022 and 2021: €7,547,505 and €7,229,433, respectively). The major part of these potential future cash outflows relates to extension options in real estate lease agreements, primarily for dialysis clinics in the Care Delivery segment. Individual lease agreements include multiple extension options. The Company uses extension options to obtain a high degree of flexibility in performing its business. These extension options held are exercisable solely by the Company.

Potential future cash outflows resulting from termination options of €2,956 were not reflected in the measurement of the lease liabilities as of December 31, 2023, as the exercise of the respective options is not reasonably certain (December 31, 2022 and 2021: €3,338 and €3,095, respectively).

For additional information regarding residual value guarantees in certain lease contracts, see note 25.